Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Property and equipment, net

7.    Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Machinery	132,846	123,010
Leasehold improvement	103,707	106,569
Computer equipment	40,313	37,962
Furniture and office equipment	24,829	22,933
Vehicles	10,786	13,859
Property	—	104,974
Construction in process	78,949	1,019
Total	391,430	410,326
Accumulated depreciation	(207,858)	(224,141)
Net book value	183,572	186,185

Depreciation expenses recognized for the years ended December 31, 2023, 2024 and 2025 were RMB64,610 thousand, RMB47,214 thousand and RMB41,478 thousand respectively.